Related Party Transactions - Additional Information (Detail) - USD ($)					2 Months Ended	5 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Aug. 13, 2020	Aug. 11, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Nov. 09, 2020	Oct. 27, 2020
Related Party Transaction [Line Items]
Share price		$ 10.20
Issuance of common stock to sponsor					$ 25,000	$ 25,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt face amount	$ 1,500,000					$ 1,500,000	$ 1,500,000
Debt instrument, convertible conversion price	$ 1.00					$ 1.00	$ 1.00
Notes payable, related parties	$ 20,000					$ 20,000	$ 20,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	4,312,500					4,312,500	4,312,500
Common stock, shares outstanding	4,312,500					4,312,500	4,312,500
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	2,595,148					2,595,148
Common stock, shares outstanding	2,595,148					2,595,148
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Sponsor [Member]
Related Party Transaction [Line Items]
Debt face amount				$ 400,000
Issuance of common stock to sponsor						$ 25,000
Sponsor [Member] | Shares Subject to Forfeiture [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding		562,500
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued									4,312,500
Common stock, shares outstanding		562,500							4,312,500
Shares surrendered during the period									718,750
Percentage of founder shares to common stock outstanding after IPO		20.00%
Sponsor [Member] | Founder Shares [Member] | Independent Director [Member]
Related Party Transaction [Line Items]
Shares transferred during the period		25,000						25,000
Sponsor [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt face amount				$ 400,000
Proceeds from related party debt	$ 400,000
Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issued during the period		7,175,000
Warrants issued price per warrant		$ 1.00
Proceeds from issuance of warrants		$ 7,200,000
Exercise price of warrants		$ 11.50
Sponsor [Member] | Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction			$ 25,000
Common stock, shares subscribed				5,031,250
Common stock, par value				$ 0.0001
Issuance of common stock to sponsor				$ 25,000
Sponsor [Member] | Common Class A [Member] | Share Price Equals or Exceeds $12.00 Per Share [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Share price	$ 12.00					$ 12.00
Common stock, transfers, threshold trading days	20 days
Common stock transfers restriction on number of days from the date of business combination	150 days
Common stock, transfers, threshold consecutive trading days	30 days